PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
Deductible input VAT	$ 92,953	¥ 606,520	¥ 494,013
Prepaid rental and deposits	37,044	241,718	146,920
Prepayments for materials and advertising fees	3,016	19,677	35,730
Interest receivables	916	5,975	2,818
Payments in relation to Fabricated Transactions			992,673
Others	9,442	61,607	46,699
Prepaid expenses and other current assets, gross	143,371	935,497	1,718,853
Less: allowance for unrecoverable payments in relation to Fabricated Transactions and other prepayments			(58,414)
Prepaid expenses and other current assets, net	$ 143,371	¥ 935,497	¥ 1,660,439